787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

June 9, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Large Cap Blend Fund, Inc.
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Credit Suisse Large Cap Blend Fund, Inc. (the “Fund”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the Fund of all of the assets and liabilities of each of Credit Suisse Large Cap Value Fund, a series of Credit Suisse Capital Funds, Credit Suisse Large Cap Growth Fund and Credit Suisse Mid-Cap Core Fund, Inc., in exchange for Class A, Class B, Class C and Common Class shares of the Fund.

Pursuant to Rule 488, the Registration Statement designates an effective date of July 9, 2010.  Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8138.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:           J. Kevin Gao, Credit Suisse Asset Management, LLC

Rose F. DiMartino, Willkie Farr & Gallagher LLP

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